united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 03/31/16

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

March 31, 2016

Even Keel Explorer Managed Risk Fund

Even Keel Managed Risk Fund

Even Keel Opportunities Managed Risk Fund

Even Keel Traveler Managed Risk Fund

www.EvenKeelInvestments.com
1-855-754-7939

Distributed by Northern Lights Distributors, LLC

Member FINRA

Even Keel Explorer Managed Risk Fund
Portfolio Review (Unaudited)
March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

	Six Months	One Year	Annualized Performance Since Inception**
Even Keel Explorer Managed Risk Fund
Class A	2.87%	(6.13)%	(2.83)%
Class A with Load	(3.04)%	(11.52)%	(5.25)%
Class I	2.87%	(6.13)%	(2.71)%
FTSE Emerging Markets Index ***	6.34%	(12.04)%	(4.41)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the February 1, 2016 prospectus, the Fund’s total annual operating expense ratio is 1.13% for Class A and 0.88% for Class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

**	Inception date is November 25, 2013.

***	The FTSE Emerging Markets Index is a market-capitalization-weighted index representing large and mid-cap stocks of companies located in emerging markets around the world. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	60.3%
Other/Cash & Cash Equivalents	39.7%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detail of the Fund’s holdings.

Even Keel Managed Risk Fund
Portfolio Review (Unaudited)
March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

	Six Months	One Year	Annualized Performance Since Inception**
Even Keel Managed Risk Fund
Class A	2.04%	(5.16)%	(0.11)%
Class A with Load	(3.82)%	(10.63)%	(2.60)%
Class I	2.14%	(4.94)%	0.11%
S&P 500 Total Return Index ***	8.49%	1.78%	8.10%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the February 1, 2016 prospectus, the Fund’s total annual operating expense ratio is 1.07% for Class A and 0.82% for Class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

**	Inception date is November 25, 2013.

***	The S&P 500 Total Return Index is an index that measures the performance of 500 large-cap companies traded on the New York Stock Exchange or NASDAQ. Index returns assume reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	92.9%
Other/Cash & Cash Equivalents	7.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detail of the Fund’s holdings. The portfolio composition detailed above does not include derivative exposure.

Even Keel Opportunities Managed Risk Fund
Portfolio Review (Unaudited)
March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

	Six Months	One Year	Annualized Performance Since Inception**
Even Keel Opportunities Managed Risk Fund
Class A	(1.30)%	(10.88)%	(1.53)%
Class A with Load	(6.99)%	(16.04)%	(3.99)%
Class I	(1.18)%	(10.68)%	(1.29)%
S&P MidCap 400 Total Return Index***	6.49%	(3.60)%	6.07%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the February 1, 2016 prospectus, the Fund’s total annual operating expense ratio is 1.10% for Class A and 0.85% for Class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

**	Inception date is November 25, 2013.

***	S&P MidCap 400 Total Return Index is an unmanaged group of 400 domestic stocks chosen for their market size, liquidity and industry group representation. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	52.5%
Other/Cash & Cash Equivalents	47.5%
100.0%

Please refer to the Portfolio of Investments in this Semi- Annual Report for a detail of the Fund’s holdings.

Even Keel Traveler Managed Risk Fund
Portfolio Review (Unaudited)
March 31, 2016

The Fund’s performance figures* for the periods ended March 31, 2016, as compared to its benchmark:

	Six Months	One Year	Annualized Performance Since Inception**
Even Keel Traveler Managed Risk Fund
Class A	(1.29)%	(7.21)%	(5.14)%
Class A with Load	(7.00)%	(12.52)%	(7.51)%
Class I	(1.02)%	(6.84)%	(4.94)%
FTSE Developed Markets Ex North America Index***	2.14%	(7.60)%	(2.55)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares, as well as other charges and expenses of the insurance contract or separate account. Per the fee table in the February 1, 2016 prospectus, the Fund’s total annual operating expense ratio is 1.08% for Class A and 0.83% for Class I. For performance information current to the most recent month-end, please call 1-855-754-7939.

**	Inception date is November 25, 2013.

***	The FTSE Developed Markets ex North America Index is a market-capitalization-weighted index representing the performance of large and mid-capitalization stocks in developed markets, excluding the U.S. and Canada. Investors may not invest in the index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Holdings by Asset Class	% of Net Assets
Equity Funds	36.6%
Other/Cash & Cash Equivalents	63.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detail of the Fund’s holdings.

Even Keel Explorer Managed Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUND - 60.3%
	EQUITY FUND - 60.3%
2,042	Vanguard FTSE Emerging Markets ETF (Cost - $66,396)	$70,612

	TOTAL INVESTMENTS - 60.3% (Cost - $66,396) (a)	$70,612
	OTHER ASSETS AND LIABILITIES - NET - 39.7%	46,470
	TOTAL NET ASSETS - 100.0%	$117,082

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $95,552 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(24,940)
Net unrealized depreciation:	$(24,940)

See accompanying notes to financial statements.

Even Keel Managed Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUND - 92.9%
	EQUITY FUND - 92.9%
20,423	Vanguard S&P 500 ETF (Cost - $3,759,707)	$3,850,961

Principal
Amount $		Coupon Rate (%)(a)	Maturity
	SHORT-TERM INVESTMENT - 2.4%
	U.S. TREASURY SECURITY - 2.4%
100,000	United States Treasury Bill * (Cost - $99,934)	0.29	6/23/2016	99,934

	TOTAL INVESTMENTS - 95.3% (Cost - $3,859,641) (b)			$3,950,895
	OTHER ASSETS AND LIABILITIES - NET - 4.7%			195,994
	TOTAL NET ASSETS - 100.0%			$4,146,889

ETF - Exchange Traded Fund

(a)	Represents discount rate at time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, excluding futures contracts, is $3,859,641 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$91,254
Unrealized depreciation:	—
Net unrealized appreciation:	$91,254

		Unrealized
Contracts		Depreciation
	SHORT FUTURES CONTRACTS
4	S&P 500 E-Mini Future June 2016 (Underlying Face Amount at Value $410,300)	$(14,430)
	NET UNREALIZED DEPRECIATION OF SHORT FUTURES CONTRACTS	$(14,430)

*	All or a portion of this security is held as collateral for futures contracts.

See accompanying notes to financial statements.

Even Keel Opportunities Managed Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUNDS - 52.5%
	EQUITY FUNDS - 52.5%
699	Vanguard Mid-Cap ETF	$84,740
314	Vanguard Small-Cap ETF	35,017
	TOTAL EXCHANGE TRADED FUNDS (Cost - $116,644)	119,757

	TOTAL INVESTMENTS - 52.5% (Cost - $116,644) (a)	$119,757
	OTHER ASSETS AND LIABILITIES - NET - 47.5%	108,518
	TOTAL NET ASSETS - 100.0%	$228,275

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $139,220 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$3,113
Unrealized depreciation:	(22,576)
Net unrealized depreciation	$(19,463)

See accompanying notes to financial statements.

Even Keel Traveler Managed Risk Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2016

Shares		Value
	EXCHANGE TRADED FUND - 36.6%
	EQUITY FUND - 36.6%
3,135	Vanguard FTSE Developed Markets ETF (Cost - $113,568)	$112,421

	TOTAL INVESTMENTS - 36.6% (Cost - $113,568) (a)	$112,421
	OTHER ASSETS AND LIABILITIES - NET - 63.4%	194,685
	TOTAL NET ASSETS - 100.0%	$307,106

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $129,790 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$—
Unrealized depreciation:	(17,369)
Net unrealized depreciation	$(17,369)

See accompanying notes to financial statements.

Even Keel Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2016

	Explorer	Managed Risk	Opportunities	Traveler
	Managed Risk Fund	Fund	Managed Risk Fund	Managed Risk Fund
ASSETS
Investment securities:
At cost	$66,396	$3,859,641	$116,644	$113,568
At value	$70,612	$3,950,895	$119,757	$112,421
Cash	39,047	192,825	102,007	188,337
Deposits with broker +	—	15,170	—	—
Prepaid expenses and other assets	7,496	4,734	6,603	6,488
TOTAL ASSETS	117,155	4,163,624	228,367	307,246

LIABILITIES
Unrealized depreciation on futures contracts	—	14,430	—	—
Advisory fees payable	63	1,721	86	124
Distribution (12b-1) fees payable	2	26	2	3
Accrued expenses and other liabilities	8	558	4	13
TOTAL LIABILITIES	73	16,735	92	140
NET ASSETS	$117,082	$4,146,889	$228,275	$307,106

Composition of Net Assets:
Paid in capital	$249,200	$4,325,708	$289,575	$461,586
Accumulated net investment income (loss)	(632)	16,887	(99)	(522)
Accumulated net realized gain/(loss) on investments and futures contracts	(135,702)	(272,530)	(64,314)	(152,811)
Net unrealized appreciation (depreciation) of investments and futures contracts	4,216	76,824	3,113	(1,147)
NET ASSETS	$117,082	$4,146,889	$228,275	$307,106

Net Asset Value Per Share:
Class A Shares:
Net Assets	$12,153	$127,472	$10,661	$15,313
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,412	13,171	1,272	1,803
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.61	$9.68	$8.38	$8.49
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$9.14	$10.27	$8.89	$9.01

Class I Shares:
Net Assets	$104,929	$4,019,417	$217,614	$291,793
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,181	416,130	25,862	34,662
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$8.61	$9.66	$8.41	$8.42

+	Segregated as collateral for futures contracts.

See accompanying notes to financial statements.

Even Keel Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2016

	Explorer	Managed	Opportunities	Traveler
	Managed Risk Fund	Risk Fund	Managed Risk Fund	Managed Risk Fund
INVESTMENT INCOME
Dividends	$447	$45,490	$1,838	$1,489
Interest	—	86	—	—
TOTAL INVESTMENT INCOME	447	45,576	1,838	1,489

EXPENSES
Investment advisory fees	737	11,010	1,284	1,562
Distribution (12b-1) fee - Class A	29	255	66	65
Administrative services fees	313	5,003	575	682
TOTAL EXPENSES	1,079	16,268	1,925	2,309
Less: Fees waived by the Advisor	—	(1,059)	(246)	(300)
NET EXPENSES	1,079	15,209	1,679	2,009
NET INVESTMENT INCOME/(LOSS)	(632)	30,367	159	(520)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gain (loss) from:
Investments	(16,203)	9,033	(39,738)	(33,062)
Futures contracts	—	(161,689)	—	—
	(16,203)	(152,656)	(39,738)	(33,062)
Net change in unrealized appreciation (depreciation) on:
Investments	28,475	231,900	20,588	35,587
Futures contracts	—	(47,793)	—	—
	28,475	184,107	20,588	35,587
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	12,272	31,451	(19,150)	2,525
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,640	$61,818	$(18,991)	$2,005

See accompanying notes to financial statements.

Even Keel Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Explorer Managed Risk Fund
	For the Six Months Ended	For the Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015
FROM OPERATIONS
Net investment income/(loss)	$(632)	$5,623
Net realized loss on investments and futures contracts	(16,203)	(103,834)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	28,475	(11,422)
Net increase (decrease) in net assets resulting from operations	11,640	(109,633)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income:
Class A	—	(212)
Class I	—	(3,825)
Net Realized Gains:
Class A	—	(4,140)
Class I	—	(54,522)
Net decrease in net assets resulting from distributions to shareholders	—	(62,699)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	—	12,377
Class I	52,393	310,051
Reinvestment of dividends:
Class A	—	4,352
Class I	—	58,347
Cost of shares redeemed:
Class A	(16,810)	(97,636)
Class I	(751,826)	(307,290)
Net decrease in net assets resulting from shares of beneficial interest	(716,243)	(19,799)

TOTAL DECREASE IN NET ASSETS	(704,603)	(192,131)

NET ASSETS
Beginning of Period	821,685	1,013,816
End of Period *	$117,082	$821,685
* Includes accumulated net investment loss of:	$(632)	$—

SHARE ACTIVITY
Class A:
Shares Sold	—	1,304
Shares Reinvested	—	477
Shares Redeemed	(2,088)	(10,398)
Net decrease in shares of beneficial interest outstanding	(2,088)	(8,617)

Class I:
Shares Sold	6,212	33,824
Shares Reinvested	—	6,396
Shares Redeemed	(88,656)	(34,417)
Net increase/(decrease) in shares of beneficial interest outstanding	(82,444)	5,803

See accompanying notes to financial statements.

Even Keel Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Managed Risk Fund
	For the Six Months Ended	For the Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015
FROM OPERATIONS
Net investment income	$30,367	$51,600
Net realized loss on investments and futures contracts	(152,656)	(122,039)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	184,107	(168,770)
Net increase (decrease) in net assets resulting from operations	61,818	(239,209)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income:
Class A	(321)	(2,775)
Class I	(27,151)	(34,686)
Net Realized Gains:
Class A	—	(5,627)
Class I	—	(52,452)
Net decrease in net assets resulting from distributions to shareholders	(27,472)	(95,540)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	12,200	121,546
Class I	828,902	2,156,617
Reinvestment of dividends:
Class A	321	8,402
Class I	27,151	87,138
Cost of shares redeemed:
Class A	(168,883)	(143,167)
Class I	(423,227)	(1,869,648)
Net increase in net assets resulting from shares of beneficial interest	276,464	360,888

TOTAL INCREASE IN NET ASSETS	310,810	26,139

NET ASSETS
Beginning of Period	3,836,079	3,809,940
End of Period *	$4,146,889	$3,836,079
* Includes accumulated net investment income of:	$16,887	$13,992

SHARE ACTIVITY
Class A:
Shares Sold	1,252	11,609
Shares Reinvested	33	810
Shares Redeemed	(17,957)	(14,009)
Net decrease in shares of beneficial interest outstanding	(16,672)	(1,590)

Class I:
Shares Sold	84,328	208,524
Shares Reinvested	2,791	8,446
Shares Redeemed	(44,034)	(180,448)
Net increase in shares of beneficial interest outstanding	43,085	36,522

See accompanying notes to financial statements.

Even Keel Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunities Managed Risk Fund
	For the Six Months Ended	For the Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015
FROM OPERATIONS
Net investment income	$159	$7,277
Net realized loss on investments and futures contracts	(39,738)	(22,086)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	20,588	(14,225)
Net decrease in net assets resulting from operations	(18,991)	(29,034)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income:
Class A	—	(113)
Class I	—	(1,186)
Net Realized Gains:
Class A	—	(31,106)
Class I	—	(76,888)
Return of Capital:
Class A	—	(913)
Class I	—	(3,407)
Net decrease in net assets resulting from distributions to shareholders	—	(113,613)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,590	17,845
Class I	103,207	294,391
Reinvestment of dividends:
Class A	—	32,132
Class I	—	81,481
Cost of shares redeemed:
Class A	(105,360)	(124,240)
Class I	(419,380)	(204,080)
Net increase/(decrease) in net assets resulting from shares of beneficial interest	(418,943)	97,529

TOTAL DECREASE IN NET ASSETS	(437,934)	(45,118)

NET ASSETS
Beginning of Period	666,209	711,327
End of Period *	$228,275	$666,209
* Includes accumulated net investment loss of:	$(99)	$(258)

SHARE ACTIVITY
Class A:
Shares Sold	315	1,742
Shares Reinvested	—	3,466
Shares Redeemed	(12,712)	(13,422)
Net decrease in shares of beneficial interest outstanding	(12,397)	(8,214)

Class I:
Shares Sold	11,976	31,019
Shares Reinvested	—	8,792
Shares Redeemed	(50,722)	(22,450)
Net increase/(decrease) in shares of beneficial interest outstanding	(38,746)	17,361

See accompanying notes to financial statements.

Even Keel Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Traveler Managed Risk Fund
	For the Six Months Ended	For the Year Ended
	March 31, 2016	September 30,
	(Unaudited)	2015
FROM OPERATIONS
Net investment income (loss)	$(520)	$11,597
Net realized loss on investments and futures contracts	(33,062)	(117,104)
Net change in unrealized appreciation on investments and futures contracts	35,587	22,274
Net increase (decrease) in net assets resulting from operations	2,005	(83,233)

DISTRIBUTIONS TO SHAREHOLDERS
Net Investment Income:
Class A	(242)	(578)
Class I	(2,443)	(8,129)
Net Realized Gains:
Class A	—	(1,180)
Class I	—	(14,177)
Net decrease in net assets resulting from distributions to shareholders	(2,685)	(24,064)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,109	24,736
Class I	192,616	491,101
Reinvestment of dividends:
Class A	240	1,758
Class I	2,443	22,306
Cost of shares redeemed:
Class A	(56,235)	(50,214)
Class I	(827,122)	(251,884)
Net increase/(decrease) in net assets resulting from shares of beneficial interest	(686,949)	237,803

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(687,629)	130,506

NET ASSETS
Beginning of Period	994,735	864,229
End of Period *	$307,106	$994,735
* Includes accumulated net investment income/(loss) of:	$(522)	$2,683

SHARE ACTIVITY
Class A:
Shares Sold	132	2,631
Shares Reinvested	28	192
Shares Redeemed	(6,703)	(5,473)
Net decrease in shares of beneficial interest outstanding	(6,543)	(2,650)

Class I:
Shares Sold	22,275	53,683
Shares Reinvested	286	2,457
Shares Redeemed	(95,670)	(28,278)
Net increase/(decrease) in shares of beneficial interest outstanding	(73,109)	27,862

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Explorer Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$8.37		$10.05	$10.00

Income from investment operations:
Net investment income/(loss) (2)	(0.02)		0.02	0.34
Net realized and unrealized gain/(loss) on investments and futures contracts	0.26		(1.06)	(0.14	) (3)
Total from investment operations	0.24		(1.04)	0.20

Less distributions from:
Net investment income	—		(0.03)	(0.15)
Net realized gains	—		(0.61)	—
Total distributions	—		(0.64)	(0.15)

Net asset value, end of period	$8.61		$8.37	$10.05

Total return (4)	2.87	% (5)	(10.86)%	1.97	% (5,6)

Net assets, at end of period (000s)	$12		$29	$122

Ratios/Supplemental Data
Ratio of expenses to average net assets (7)	0.99	% (8)	0.97%	0.97	% (8)
Ratio of net investment income to average net assets (7)(9)	(0.53	)% (8)	0.18%	3.79	% (8)
Portfolio Turnover Rate	145	% (5)	73%	155	% (5)

(1)	The Explorer Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	The amount of net gain (loss) from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)	Not annualized.

(6)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 1.76%. (note 4)

(7)	Does not include the expenses of exchange traded funds in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Explorer Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$8.37		$10.04	$10.00

Income from investment operations:
Net investment income/(loss) (2)	(0.02)		0.06	0.20
Net realized and unrealized gain (loss) on investments and futures contracts	0.26		(1.08)	0.01
Total from investment operations	0.24		(1.02)	0.21

Less distributions from:
Net investment income	—		(0.04)	(0.17)
Net realized gains	—		(0.61)	—
Total distributions	—		(0.65)	(0.17)

Net asset value, end of period	$8.61		$8.37	$10.04

Total return (3)	2.87	% (4)	(10.67)%	2.04	% (4,5)

Net assets, at end of period (000s)	$105		$792	$892

Ratios/Supplemental Data
Ratio of expenses to average net assets (6)	0.74	% (7)	0.72%	0.72	% (7)
Ratio of net investment income to average net assets (6)(8)	(0.44	)% (7)	0.60%	2.37	% (7)
Portfolio Turnover Rate	145	% (4)	73%	155	% (4)

(1)	The Explorer Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.

(4)	Not annualized.

(5)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 1.74%. (note 4)

(6)	Does not include the expenses of exchange traded funds in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$9.51		$10.35	$10.00

Income from investment operations:
Net investment income (2)	0.05		0.11	0.08
Net realized and unrealized gain (loss) on investments and futures contracts	0.14		(0.74)	0.34
Total from investment operations	0.19		(0.63)	0.42

Less distributions from:
Net investment income	(0.02)		(0.07)	(0.07)
Net realized gains	—		(0.14)	—
Total distributions	(0.02)		(0.21)	(0.07)

Net asset value, end of period	$9.68		$9.51	$10.35

Total return (3)	2.04	% (4)	(6.20)%	4.21	% (4)

Net assets, at end of period (000s)	$127		$284	$325

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)	1.01	% (7)	0.97%	0.97	% (7)
Ratio of net expenses to average net assets (6)	0.96	% (7)	0.92%	0.92	% (7)
Ratio of net investment income to average net assets (6)(8)	0.99	% (7)	1.02%	0.93	% (7)
Portfolio Turnover Rate	15	% (4)	37%	89	% (4)

(1)	The Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	Does not include the expenses of exchange traded funds in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$9.52		$10.35	$10.00

Income from investment operations:
Net investment income (2)	0.07		0.13	0.10
Net realized and unrealized gain (loss) on investments and futures contracts	0.13		(0.73)	0.33
Total from investment operations	0.20		(0.60)	0.43

Less distributions from:
Net investment income	(0.06)		(0.09)	(0.08)
Net realized gains	—		(0.14)	—
Total distributions	(0.06)		(0.23)	(0.08)

Net asset value, end of period	$9.66		$9.52	$10.35

Total return (3)	2.14	% (4)	(5.93)%	4.34	% (4)

Net assets, at end of period (000s)	$4,019		$3,552	$3,484

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (5)(6)	0.76	% (7)	0.72%	0.72	% (7)
Ratio of net expenses to average net assets (6)	0.71	% (7)	0.67%	0.67	% (7)
Ratio of net investment income to average net assets (6)(8)	1.46	% (7)	1.25%	1.17	% (7)
Portfolio Turnover Rate	15	% (4)	37%	89	% (4)

(1)	The Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(6)	Does not include the expenses of exchange traded funds in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Opportunities Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended		Year Ended		Period Ended
	March 31, 2016		September 30,		September 30,
	(Unaudited)		2015		2014 (1)
Net asset value, beginning of period	$8.49		$10.28		$10.00

Income from investment operations:
Net investment income (loss) (2)	(0.01)		0.07		(0.08)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.47)		0.36
Total from investment operations	(0.11)		(0.40)		0.28

Less distributions from:
Net investment income	—		(0.00	) (10)	—
Net realized gains	—		(1.34)		—
Return of capital	—		(0.05)		—
Total distributions	—		(1.39)		—

Net asset value, end of period	$8.38		$8.49		$10.28

Total return (3)	(1.30	)% (4)	(4.95)%		2.80	% (4,5)

Net assets, at end of period (000s)	$11		$116		$225

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)	1.00	% (8)	0.97%		0.97	% (8)
Ratio of net expenses to average net assets (7)	0.90	% (8)	0.87%		0.90	% (8)
Ratio of net investment income (loss) to average net assets (7)(9)	(0.18	)% (8)	0.71%		(0.90	)% (8)
Portfolio Turnover Rate	202	% (4)	199%		244	% (4)

(1)	The Opportunities Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Not annualized.

(5)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 0.40%. (note 4)

(6)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(7)	Does not include the expenses of exchange traded funds in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents less than $0.005.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Opportunities Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$8.51		$10.30	$10.00

Income from investment operations:
Net investment income (loss) (2)	0.00	(10)	0.10	(0.05)
Net realized and unrealized gain (loss) on investments and futures contracts	(0.10)		(0.47)	0.35
Total from investment operations	(0.10)		(0.37)	0.30

Less distributions from:
Net investment income	—		(0.02)	—
Net realized gains	—		(1.34)	—
Return of capital	—		(0.06)	—
Total distributions	—		(1.42)	—

Net asset value, end of period	$8.41		$8.51	$10.30

Total return (3)	(1.18	)% (4)	(4.71)%	3.00	% (4,5)

Net assets, at end of period (000s)	$218		$550	$486

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)	0.75	% (8)	0.72%	0.72	% (8)
Ratio of net expenses to average net assets (7)	0.65	% (8)	0.62%	0.65	% (8)
Ratio of net investment income (loss) to average net assets (7)(9)	0.09	% (8)	1.00%	(0.62	)% (8)
Portfolio Turnover Rate	202	% (4)	199%	244	% (4)

(1)	The Opportunities Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Not annualized.

(5)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been 0.60%. (note 4)

(6)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(7)	Does not include the expenses of exchange traded funds in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	Represents less than $0.005.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Traveler Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$8.63		$9.58	$10.00

Income from investment operations:
Net investment income/(loss) (2)	(0.01)		0.08	0.27
Net realized and unrealized loss on investments and futures contracts	(0.10)		(0.80)	(0.66)
Total from investment operations	(0.11)		(0.72)	(0.39)

Capital contribution by advisor (note 4)	—		—	0.09

Less distributions from:
Net investment income	(0.03)		(0.07)	(0.12)
Net realized gains	—		(0.16)	—
Total distributions	(0.03)		(0.23)	(0.12)

Net asset value, end of period	$8.49		$8.63	$9.58

Total return (3)	(1.29	)% (4)	(7.69)%	(3.04	)% (4, 5, 6)

Net assets, at end of period (000s)	$15		$72	$105

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (7)(8)	1.00	% (9)	0.97%	0.97	% (9)
Ratio of net expenses to average net assets (8)	0.90	% (9)	0.87%	0.88	% (9)
Ratio of net investment income to average net assets (8)(10)	(0.25	)% (9)	0.82%	3.17	% (9)
Portfolio Turnover Rate	155	% (4)	147%	155	% (4)

(1)	The Traveler Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Total returns shown exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Not annualized.

(5)	The Advisor made a voluntary capital contribution due to trading error. If the capital contribution had not been made, the total return would have been (4.85)%.

(6)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been (3.94)%. (note 4)

(7)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(8)	Does not include the expenses of exchange traded funds in which the Fund invests.

(9)	Annualized for periods less than one full year.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
FINANCIAL HIGHLIGHTS
Traveler Managed Risk Fund

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended		Year Ended	Period Ended
	March 31, 2016		September 30,	September 30,
	(Unaudited)		2015	2014 (1)
Net asset value, beginning of period	$8.56		$9.50	$10.00

Income from investment operations:
Net investment income/(loss) (2)	(0.01)		0.11	0.28
Net realized and unrealized loss on investments and futures contracts	(0.08)		(0.81)	(0.66)
Total from investment operations	(0.09)		(0.70)	(0.38)

Capital contribution by advisor (note 4)	—		—	0.09

Less distributions from:
Net investment income	(0.05)		(0.08)	(0.21)
Net realized gains	—		(0.16)	—
Total distributions	(0.05)		(0.24)	(0.21)

Net asset value, end of period	$8.42		$8.56	$9.50

Total return (3)	(1.02	)% (4)	(7.54)%	(2.97	)% (4, 5, 6)

Net assets, at end of period (000s)	$292		$923	$759

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (7)(8)	0.75	% (9)	0.72%	0.72	% (9)
Ratio of net expenses to average net assets (8)	0.65	% (9)	0.62%	0.65	% (9)
Ratio of net investment income to average net assets (8)(10)	(0.17	)% (9)	1.22%	3.29	% (9)
Portfolio Turnover Rate	155	% (4)	147%	155	% (4)

(1)	The Traveler Managed Risk Fund commenced operations on November 25, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any. Had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses, the returns would have been lower.

(4)	Not annualized.

(5)	The Advisor made a voluntary capital contribution due to trading error. If the capital contribution had not been made, the total return would have been (4.79)%.

(6)	Had the Advisor not reimbursed the Fund for losses incurred as a result of exiting futures positions in order to comply with the Advisor’s trade error policy, total return would have been (3.88)%. (note 4)

(7)	Represents the ratio of expenses to average net assets absent fee waivers by the Advisor.

(8)	Does not include the expenses of exchange traded funds in which the Fund invests.

(9)	Annualized for periods less than one full year.

(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2016

1.	ORGANIZATION

The Even Keel Explorer Managed Risk Fund (“Explorer Managed Risk”), Even Keel Managed Risk Fund (“Managed Risk”), Even Keel Opportunities Managed Risk Fund (“Opportunities Managed Risk”) and Even Keel Traveler Managed Risk Fund (“Traveler Managed Risk”) (each a “Fund”, collectively the “Funds”) are each a diversified series of shares of Northern Lights Fund Trust II (the “Trust”), a Delaware statutory trust organized on August 26, 2010 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds commenced operations on November 25, 2013. The investment objective of each Fund is to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

The Funds currently offer Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the underlying funds.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2016 for the Funds’ assets and liabilities measured at fair value:

Explorer Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$70,612	$—	$—	$70,612
Total	$70,612	$—	$—	$70,612

Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$3,850,961	$—	$—	$3,850,961
Short-Term Investment	—	99,934	—	99,934
Total	$3,850,961	$99,934	$—	$3,950,895

Liabilities *	Level 1	Level 2	Level 3	Total
Short Futures Contracts**	$14,430	$—	$—	$14,430
Total	$14,430	$—	$—	$14,430

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Opportunities Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$119,757	$—	$—	$119,757
Total	$119,757	$—	$—	$119,757

Traveler Managed Risk

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$112,421	$—	$—	$112,421
Total	$112,421	$—	$—	$112,421

The Funds did not hold any Level 3 securities during the year.

There were no transfers into or out of Level 1 or Level 2 during the year. It is the Funds’ policy to record transfers into or out of Level 1 or Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for classification.

**	Net appreciation/(depreciation) of future contracts.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2014 and 2015 or expected to be taken by the Funds in their 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Futures Contracts – The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of March 31, 2016 net unrealized depreciation of futures contract subject to equity price risk was $(14,430) as disclosed on the Statement of Assets and Liabilities for the Managed Risk Fund.

For the six months ended March 31, 2016, the Funds had the following realized loss from futures contracts subject to equity price risk as reported in the Statements of Operations.

Fund	Realized Loss
Managed Risk	$(161,689)

For the six months ended March 31, 2016, the Funds had the following net change in unrealized appreciation (depreciation) from futures contracts subject to equity price risk as reported in the Statement of Operations.

Net Change in Unrealized
Fund	Appreciation (Depreciation)
Managed Risk	$(47,793)

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Offsetting of Financial Assets and Derivative Assets

The following table presents each Fund’s asset derivatives available for offset under a master netting arrangement net of collateral pledged as of March 31, 2016.

			Gross Amounts	Net Amounts of
	Gross Amounts of		Offset in the	Assets Presented in
	Recognized		Statement of Assets	the Statement of	Financial	Cash Collateral
Description	Liabilities		& Liabilities	Assets & Liabilities	Instruments	Pledged	Net Amount
Futures Contracts	$14,430	(1)	$—	$14,430	$14,430	$—	$—
Total	$14,430		$—	$14,430	$14,430	$—	$—

(1)	Gross unrealized appreciation as presented in the Portfolio of Investments.

(2)	The table above does not include additional cash collateral or securities pledged to the counterparty.

The notional value of the derivative instruments outstanding as of March 31, 2016 as disclosed in the Portfolios of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed above and within in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds. All derivative instruments disclosed in the Portfolios of Investments represent equity risk instruments.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and excluding U.S. Government securities, were as follows:

Fund	Purchases	Sales
Explorer Managed Risk	$120,556	$208,209
Managed Risk	630,858	570,349
Opportunities Managed Risk	535,870	673,519
Traveler Managed Risk	321,001	480,898

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Milliman Financial Risk Management LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an Advisory Agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.52% of each Fund’s average daily net assets.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Pursuant to a written contract (the “Waiver Agreement”), effective as of March 10, 2014 the Advisor has agreed, at least until January 31, 2017, to waive a portion of its management fees to ensure that the management fee of each Fund does not exceed the following percentage of the respective Fund’s net assets.

Fund	Management Fee After Waiver
Managed Risk Fund	0.47%
Opportunities Managed Risk Fund	0.42%
Traveler Managed Risk Fund	0.42%

The Trust, on behalf of each Fund, has adopted the Trust’s Master Distribution and shareholder serving plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to the Class A shares, and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the six months ended March 31, 2016, the Funds incurred the following fees under the Plan:

Fund	Fee
Explorer Managed Risk	$29
Managed Risk	255
Opportunities Managed Risk	66
Traveler Managed Risk	65

On July 7, 2014, the Advisor made a voluntary capital contribution of $8,675 into the Traveler Managed Risk Fund. The effect of the contribution is presented on the Financial Highlights.

On July 7, 2014, the advisor reimbursed the following Funds for losses incurred as a result of a trade error. The effect of the reimbursements is presented on the Financial Highlights.

Fund	Reimbursement
Explorer Managed Risk	$2,118
Opportunities Managed Risk	10,302
Traveler Managed Risk	8,688

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Even Keel Explorer Managed Risk Fund currently invests a portion of its assets in the Vanguard FTSE Developed Markets ETF. The Vanguard FTSE Developed Markets ETF is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard FTSE Developed Markets ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard FTSE Developed Markets ETF. The financial statements of the Vanguard FTSE Developed Markets ETF, including the portfolio of investments, can be found at the Vanguard website or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2016, the Fund invested 60.3% of its net assets in the Vanguard FTSE Developed Markets ETF.

The Even Keel Managed Risk Fund currently invests a portion of its assets in the Vanguard S&P 500 ETF. The Vanguard S&P 500 ETF is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard S&P 500 ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard S&P 500 ETF. The financial statements of the Vanguard S&P 500 ETF, including the portfolio of investments, can be found at the Vanguard website or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2016, the Fund invested 92.9% of its net assets in the Vanguard S&P 500 ETF.

The Even Keel Opportunities Managed Risk Fund currently invests a portion of its assets in the Vanguard Mid-Cap ETF. The Vanguard Mid-Cap ETF is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard Mid-Cap ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard Mid-Cap ETF. The financial statements of the Vanguard Mid-Cap ETF, including the portfolios of investments, can be found at the Vanguard website or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2016, the Fund invested 37.1% of its net assets in the Vanguard Mid-Cap ETF.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

The Even Keel Traveler Managed Risk Fund currently invests a portion of its assets in the Vanguard FTSE Developed Markets ETF. The Vanguard FTSE Developed Markets ETF is registered under the 1940 Act as an open-end management investment company. The Fund may redeem its investment from the Vanguard FTSE Developed Markets ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Vanguard FTSE Developed Markets ETF. The financial statements of the Vanguard FTSE Developed Markets ETF, including the portfolio of investments, can be found at the Vanguard website or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2016, the Fund invested 36.6% of its net assets in the Vanguard FTSE Developed Markets ETF.

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a)9 of the 1940 Act. As of March 31, 2016, ownership percentages of the holders of the voting securities of each Fund that may be deemed to control the Fund was as follows:

Even Keel Explorer Managed Risk Fund

TD Ameritrade Inc.	67%

Even Keel Managed Risk Fund

TD Ameritrade Inc.	62%
Charles Schwab	35%

Even Keel Opportunities Managed Risk Fund

TD Ameritrade Inc.	38%
Vanguard Brokerage Services	41%

Even Keel Traveler Managed Risk Fund

TD Ameritrade Inc.	82%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal periods ended September 30, 2015 and September 30, 2014 was as follows:

For the year ended September 30, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Explorer Managed Risk Fund	$62,282	$—	$417	$62,699
Managed Risk Fund	95,540	—	—	95,540
Opportunities Managed Risk Fund	93,883	15,410	4,320	113,613
Traveler Managed Risk Fund	24,064	—	—	24,064

For the period ended September 30, 2014:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Explorer Managed Risk Fund	$23,758	$—	$—	$23,758
Managed Risk Fund	22,789	—	—	22,789
Opportunities Managed Risk Fund	—	—	—	—
Traveler Managed Risk Fund	30,892	—	—	30,892

As of September 30, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Explorer Managed Risk Fund	$—	$—	$(84,265)	$(6,078)	$—	$(53,415)	$(143,758)
Managed Risk Fund	13,992	—	(42,464)	(44,047)	—	(140,646)	(213,165)
Opportunities Managed Risk Fund	—	—	(2,258)	—	—	(40,051)	(42,309)
Traveler Managed Risk Fund	2,683	—	(94,223)	(9,305)	—	(52,955)	(153,800)

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from investments is primarily attributable to the tax deferral of losses on wash sales and the mark-to-market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Opportunities Managed Risk Fund incurred and elected to defer such late year losses of $258.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Even Keel Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2016

Post October
Losses
Explorer Managed Risk Fund	$84,265
Managed Risk Fund	42,464
Opportunities Managed Risk Fund	2,000
Traveler Managed Risk Fund	94,223

At September 30, 2015, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
	Short-Term	Long-Term	Total
Explorer Managed Risk Fund	$2,431	$3,647	$6,078
Managed Risk Fund	1,729	42,318	44,047
Opportunities Managed Risk Fund	—	—	—
Traveler Managed Risk Fund	3,722	5,583	9,305

Permanent book and tax differences, primarily attributable to the reclass of income and capital gains distributions, resulted in reclassification for the year ended September 30, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
	Capital	Income (Loss)	Gains (Loss)
Explorer Managed Risk Fund	$(417)	$(1,586)	$2,003
Managed Risk Fund	—	(147)	147
Opportunities Managed Risk Fund	—	(6,236)	6,236
Traveler Managed Risk Fund	—	(207)	207

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

9.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Even Keel Funds
EXPENSE EXAMPLES
March 31, 2016 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs including sales loads and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service fees (12b-1 fees) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2015 through March 31, 2016.

Actual Expenses

The “Actual” Expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class A	Ratio	10-01-15	03-31-16	Period*	03-31-16	Period*
Even Keel Explorer Managed Risk	0.99%	$1,000.00	$1,028.70	$5.02	$1,020.05	$5.00
Even Keel Managed Risk	0.96%	$1,000.00	$1,020.40	$4.85	$1,020.20	$4.85
Even Keel Opportunities Managed Risk	0.90%	$1,000.00	$987.00	$4.47	$1,020.50	$4.55
Even Keel Traveler Managed Risk	0.90%	$1,000.00	$987.10	$4.47	$1,020.50	$4.55

Even Keel Funds
EXPENSE EXAMPLES (Continued)
March 31, 2016 (Unaudited)

					Hypothetical
					(5% return before
			Actual		expenses)

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
Class I	Ratio	10-01-15	03-31-16	Period*	03-31-16	Period*
Even Keel Explorer Managed Risk	0.74%	$1,000.00	$1,028.70	$3.75	$1,021.30	$3.74
Even Keel Managed Risk	0.71%	$1,000.00	$1,021.40	$3.59	$1,021.45	$3.59
Even Keel Opportunities Managed Risk	0.65%	$1,000.00	$988.20	$3.23	$1,021.75	$3.29
Even Keel Traveler Managed Risk	0.65%	$1,000.00	$989.80	$3.23	$1,021.75	$3.29

*	Expenses are equal to the average account value over the period, multiplied by each Fund’s annualized expense ratio, multiplied by the number of days in the period (183) divided by the number of days in the fiscal year (366).

Even Keel Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2016

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on July 29-30, 2014, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an Investment Advisory Agreement between the Trust, on behalf of the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and the Even Keel Explorer Managed Risk Fund (the “Even Keel Funds) and Milliman Financial Risk Management, LLC (“Milliman”) (the “Milliman Advisory Agreement”).

Based on their evaluation of the information provided by Milliman, in conjunction with the Even Keel Funds’ other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Milliman Advisory Agreement with respect to each of the Even Keel Funds.

In advance of the Meeting, the Board requested and received materials to assist them in considering the Milliman Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Milliman Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Milliman Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Even Keel Funds. The materials also included due diligence materials relating to Milliman (including due diligence questionnaires completed by Milliman, Milliman’s Forms ADV, select financial information of Milliman, bibliographic information regarding Milliman’s key management and investment advisory personnel, and comparative fee information relating to the Even Keel Funds) and other pertinent information. The Independent Trustees were advised by counsel that is experienced in 1940 Act matters and that is independent of fund management and met with such counsel separately from fund management.

In considering the approval of the Milliman Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below. In their deliberations, the Board members did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The following summarizes the Trustees’ review process and the information on which their conclusions were based:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Milliman related to the proposed approval of the Milliman Advisory Agreement, including its ADVs, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for the Even Keel Funds, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of the research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. Additionally, the Board received satisfactory responses from the representatives of Milliman with respect to a series of important questions, including: whether each was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Even Keel Funds; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with the respective Even Keel Fund’s investment limitations, noting that the CCO would periodically review the portfolio managers’ performance of their duties to ensure compliance under the Milliman’s compliance program. The Board then reviewed the capitalization of Milliman and based on financial information provided by and representations made by Milliman and concluded that Milliman was sufficiently well-capitalized, or had the

Even Keel Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2016

ability to make additional contributions in order to meet its obligations to the Even Keel Funds. The Board concluded that Milliman had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Milliman Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Even Keel Funds were satisfactory and reliable .

Performance. The Board reviewed the performance of each Even Keel Fund as compared to its respective benchmark for the since inception period ending June 30, 2014. The Board noted that each Even Keel Fund commenced operations in November 2013 and concluded overall, each of the Even Keel Fund’s past performance was acceptable.

Fees and Expenses. As to the costs of the services to be provided and profits to be realized by Milliman, the Board reviewed and discussed a comparison of each Even Keel Fund’s proposed management fee and overall expense ratio to a peer group of funds constructed by Milliman with similar investment objectives and strategies and noted that the advisory fees are below the average of the respective peer groups. The Board reviewed the proposed contractual arrangements for each Even Keel Fund, and noted that Milliman had agreed to waive or limit its management fee and/or reimburse expenses at least until January 31, 2016 in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.47% of the Even Keel Managed Risk’s average net assets, 0.42% of the Even Keel Opportunities’ average net assets and 0.42% of the Even Keel Traveler’s average net assets and found such arrangements to be beneficial to shareholders. The Board noted that Milliman does not propose to waive or limit its management fee and/or reimburse expenses of Even Keel Explorer. The Board concluded that the advisory fee and expense caps for each respective Even Keel Fund were reasonable. It was the consensus of the Board that, based on the Milliman’s experience and expertise, and the services to be provided by Milliman to each respective Even Keel Fund, the advisory fees to be charged by Milliman was reasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Milliman with respect to the Even Keel Funds based on break even and profitability reports and analyses reviewed by the Board and the selected financial information provided by Milliman. With respect to Milliman, the Board concluded that based on the services provided and the projected growth of the Even Keel Funds, the fees were reasonable and that anticipated profits from Milliman’s relationship with the Even Keel Funds were not excessive.

Economies of Scale. As to the extent to which the Even Keel Funds will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed Milliman’s expectations for growth of the Even Keel Funds. After consideration, the Board concluded that any material economies of scale would not be achieved in the near term.

Conclusion. Having requested and received such information from Milliman as the Board believed to be reasonably necessary to evaluate the terms of the Milliman Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that (a) the terms of the Milliman Advisory Agreement are reasonable; (b) the investment advisory fee is reasonable; and (c) the Milliman Advisory Agreement is in the best interests of the respective Even Keel Fund and its shareholders.

Accordingly, the Board, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved the Milliman Advisory Agreement and voted to recommend the Milliman Advisory Agreement to shareholders for approval.

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer's personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•         sharing for affiliates’ everyday business purposes—information about your creditworthiness

•         affiliates from using your information to market to you

•         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•         CLS Investments, LLC

•         NorthStar Financial Services Group, LLC

•         NorthStar CTC Holdings, Inc.

•         NorthStar Topco, LLC

•         Blu Giant, LLC

•         Gemini Fund Services, LLC

•         Gemini Alternative Funds, LLC

•         Gemini Hedge Fund Services, LLC

•         Northern Lights Compliance Services, LLC

•         Northern Lights Distributors, LLC

•         Orion Advisor Services, LLC

•         Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7939 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-754-7939.

INVESTMENT ADVISOR
Milliman Financial Risk Management LLC
71 S Wacker Drive, 31st Floor
Chicago, Illinois 60606

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 06/07/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer

Date 06/07/16

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer

Date 06/07/16